Revenue - Summary Of Revenue From Contracts With Customers Of Russian Segment Is Disaggregated By Type Of Customer (Detail) - RUB (₽) ₽ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018		Dec. 31, 2017
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	₽ 7,788,741	₽ 6,117,773	[1]	₽ 4,732,539	[2]
Russia [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	7,211,762	5,700,424		4,358,479
Russia [Member] | Key Accounts [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	2,646,608	2,243,533		1,880,662
Russia [Member] | Small And Medium Accounts [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	4,193,876	3,187,031		2,265,425
Russia [Member] | Foreign Customers [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	41,385	31,507		20,342
Russia [Member] | Other Customers [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	329,893	238,353		192,050
Russia [Member] | Moscow And St.Petersburg [Member] | Key Accounts [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	1,981,959	1,695,823		1,454,278
Russia [Member] | Moscow And St.Petersburg [Member] | Small And Medium Accounts [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	2,579,517	2,150,685		1,641,225
Russia [Member] | Other Regions Of Russia [Member] | Key Accounts [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	664,649	547,710		426,384
Russia [Member] | Other Regions Of Russia [Member] | Small And Medium Accounts [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	₽ 1,614,359	₽ 1,036,346		₽ 624,200

[1]	The Group has initially applied IFRS 16 at January 1, 2019, using the modified retrospective approach. Under the approach, comparative information is not restated. See Note 4.
[2]	The Group adopted IFRS 15 at January 1, 2018 using the full retrospective approach. Under the transition method chosen, comparative information is restated. See Note 4.